As filed with the Securities and Exchange Commission on February 19, 1999
                                                  Registration No. 33-92982
                                                  Registration No. 811-9054
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                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                 FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ___

                      Pre-Effective Amendment No. ___               ___
                      Post-Effective Amendment No. 9                 X

                                   and/or

                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              ____

                             Amendment No. 10                       X

                      (Check appropriate box or boxes)

                       DLJ WINTHROP OPPORTUNITY FUNDS
             (Exact name of registrant as specified in charter)

                              277 Park Avenue
                          New York, New York 10172
                  (Address of Principal Executive Offices)

                               (212) 892-4000
            (Registrant's Telephone Number, Including Area Code)

                             Brian A. Kammerer
                             One Pershing Plaza
                                 10th Floor
                           Jersey City, NJ 07399
                  (Name and Address of Agent for Service)

                                  Copy to:
                           Philip H. Harris, Esq.
                  Skadden, Arps, Slate, Meagher & Flom LLP
                              919 Third Avenue
                          New York, New York 10022

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on February 23, 1999 pursuant to paragraph (b), or
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2), or
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



               We incorporate by reference Part A, Part B and Part C of this Registration Statement from Post-Effective Amendment Number 8, which was filed with the Securities and Exchange Commission via EDGAR on December 9, 1998.


                                 SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 19th day of February, 1999.

                                             Winthrop Opportunity Funds


                                             By:  /s/ G. Moffett Cochran
                                                 -----------------------
                                                 Name:  G. Moffett Cochran
                                                 Title: President


Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date included:


       Signature(1)              Title                         Date

/s/ G. Moffett Cochran      Trustee and President        February 19, 1999
----------------------
G. Moffett Cochran


/s/ Martin Jaffe            Trustee, Vice President,     February 19, 1999
----------------------      and Treasurer
Martin Jaffe


/s/ Robert E. Fischer       Trustee                      February 19, 1999
----------------------
Robert E. Fischer


/s/ Wilmot H. Kidd III      Trustee                      February 19, 1999
-----------------------
Wilmot H. Kidd III


/s/ John W. Waller III      Trustee                      February 19, 1999
-----------------------
John W. Waller III

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1    Signature by G. Moffett Cochran pursuant to a Power of Attorney filed with the Securities and Exchange Commission.